Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Wages, salaries and bonuses	¥ 18,254	¥ 18,100	¥ 8,013
Share-based compensation expenses	18,293	28,266	1,148
Contributions to defined benefit plan			971
Welfare, housing funds and other	487	308	180
Key management personnel compensation	¥ 37,034	¥ 46,674	¥ 10,312